UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2013

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

April 30, 2013	(Unaudited)

Sector Weightings †:

† Percentages are based on total investments.

Schedule of Investments

LSV Small Cap Value Fund	Shares	Value (000)

Common Stock (99.7%)
Aerospace & Defense (2.8%)
AAR	5,400	$96
Alliant Techsystems	1,900	141
Curtiss-Wright	1,080	36
Orbital Sciences*	10,800	195

		468

Agricultural Products (0.7%)
Fresh Del Monte Produce	4,600	117

Air Freight & Logistics (0.0%)
Air Transport Services Group*	1,000	6

Aircraft (2.6%)
Alaska Air Group*	3,000	185
Hawaiian Holdings*	22,400	123
Republic Airways Holdings*	4,800	54
SkyWest	2,400	34
US Airways Group*	2,200	37

		433

Alternative Carriers (1.4%)
Iridium Communications*	700	4
Neutral Tandem	7,770	23
Premiere Global Services*	3,900	44
Vonage Holdings*	52,400	160

		231

Apparel Retail (1.6%)
Brown Shoe	260	4
Cato, Cl A	2,100	51
Men’s Wearhouse	800	27
Stage Stores	6,940	192

		274

Apparel/Textiles (0.0%)
Perry Ellis International	150	3

Asset Management & Custody Banks (1.4%)
BlackRock Kelso Capital	11,200	111

	Shares	Value (000)

Asset Management & Custody Banks (continued)
Medallion Financial	8,610	$129

		240

Automotive (1.5%)
Cooper Tire & Rubber	6,990	174
Federal-Mogul*	7,200	54
Standard Motor Products	450	14

		242

Banks (13.4%)
1st Source	5,000	118
Associated Banc-Corp	800	11
Banco Latinoamericano de Comercio Exterior, Cl E	9,340	212
Berkshire Hills Bancorp	3,700	96
Camden National	2,600	87
Chemical Financial	5,540	137
Citizens & Northern	700	14
City Bank*	2,200	—
Community Trust Bancorp	2,600	90
Dime Community Bancshares	6,600	94
Enterprise Financial Services	400	6
First Bancorp	300	4
First Interstate Bancsystem, Cl A	2,900	59
Flushing Financial	9,250	140
Fulton Financial	8,390	93
International Bancshares	3,475	67
MainSource Financial Group	4,990	63
National Penn Bancshares	3,600	35
OceanFirst Financial	300	4
OFG Bancorp	9,240	149
Peoples Bancorp	6,170	126
Popular*	6,700	191
Primerica Inc.	3,170	108
Republic Bancorp, Cl A	5,330	118
Southside Bancshares	362	8
Susquehanna Bancshares	1,400	16
Washington Banking	200	3
Webster Financial	4,870	114
WesBanco	339	8
Wilshire Bancorp*	7,500	48

		2,219

Biotechnology (0.5%)
PDL BioPharma	10,700	83

Broadcasting, Newspapers & Advertising (1.0%)
Sinclair Broadcast Group, Cl A	6,300	169

Chemicals (1.6%)
A Schulman	2,980	77
Innospec	60	3
Olin	4,770	115
OM Group*	730	18
Stepan	800	46

		259

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2013	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)

Coal & Consumable Fuels (0.0%)
USEC*	17,500	$6

Commercial Printing (2.2%)
Consolidated Graphics*	2,790	100
Courier	240	3
Deluxe	5,460	208
Ennis	3,400	52

		363

Commercial Services (2.0%)
Convergys	2,670	45
CSG Systems International*	7,290	158
Lender Processing Services	4,600	128
Sykes Enterprises*	340	5

		336

Commodity Chemicals (0.2%)
Cabot	1,030	38

Computer & Electronics Retail (0.7%)
RadioShack	11,670	37
Rent-A-Center, Cl A	2,100	73
Systemax	1,200	11

		121

Computers & Services (1.2%)
Imation*	6,000	22
TeleCommunication Systems, Cl A*	34,350	66
United Online	15,300	104

		192

Construction & Engineering (0.5%)
Tutor Perini*	5,400	89

Consumer Products (0.4%)
JAKKS Pacific	6,400	70

Distributors (0.4%)
VOXX International, Cl A*	6,100	58

Diversified REIT’s (2.0%)
CapLease	20,600	145
Lexington Realty Trust	6,100	78
One Liberty Properties	3,600	82
RAIT Financial Trust	1,966	17
Winthrop Realty Trust	160	2

		324

Education Services (0.0%)
Bridgepoint Education*	200	2

Electrical Services (1.3%)
Portland General Electric	6,740	217

Financial Services (1.9%)
Nelnet, Cl A	6,080	207
Penson Worldwide*	3,760	—
PHH*	5,000	105

		312

	Shares	Value (000)

Food Distributors (0.8%)
Nash Finch	2,260	$47
Spartan Stores	4,900	82

		129

Food, Beverage & Tobacco (1.2%)
Dole Food*	8,000	86
Omega Protein*	1,900	18
Universal	1,870	107

		211

Gas/Natural Gas (0.3%)
Laclede Group	900	42

General Merchandise Stores (0.6%)
Big Lots*	2,550	93

Health Care Distributors (0.8%)
PharMerica*	9,700	125

Health Care Equipment (1.5%)
Greatbatch*	5,370	150
Invacare	3,200	43
PhotoMedex*	3,000	49

		242

Health Care Facilities (1.7%)
Five Star Quality Care*	500	2
Kindred Healthcare*	5,090	54
LifePoint Hospitals*	990	48
Select Medical Holdings	14,800	122
Skilled Healthcare Group, Cl A*	7,420	52

		278

Health Care Services (0.1%)
Gentiva Health Services*	2,300	24

Industrials (0.9%)
Brink’s	5,730	152

Information Technology (0.0%)
Power-One*	300	2

Insurance (6.1%)
American Equity Investment Life Holding	11,340	173
American Financial Group	800	39
Aspen Insurance Holdings	2,500	95
CNO Financial Group	14,400	163
Horace Mann Educators	3,080	69
Magellan Health Services*	1,580	81
Protective Life	2,800	107
Stancorp Financial Group	3,500	151
Tower Group International	1,472	28
Universal Insurance Holdings	16,500	99

		1,005

IT Consulting & Other Services (0.2%)
CACI International, Cl A*	450	26

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2013	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)

Leasing & Renting (1.9%)
Aircastle	9,400	$131
Ryder System	400	24
TAL International Group	3,700	153

		308

Life Sciences Tools & Services (0.9%)
Cambrex*	12,600	157

Machinery (4.4%)
Alamo Group	400	16
Ampco-Pittsburgh	4,880	91
Hurco*	1,200	32
Hyster-Yale Materials Handling	1,492	78
ITT	3,800	105
Kadant	3,640	101
LB Foster, Cl A	3,200	141
Miller Industries	5,710	86
NACCO Industries, Cl A	746	43
NN*	2,400	22
Oshkosh*	190	8

		723

Mortgage REIT’s (2.0%)
Anworth Mortgage Asset	9,800	62
Capstead Mortgage	7,780	103
Dynex Capital	11,900	128
MFA Financial	1,800	17
PennyMac Mortgage Investment Trust	700	18
Two Harbors Investment	950	11

		339

Office Equipment (0.3%)
Steelcase, Cl A	3,980	50

Office REIT’s (1.7%)
Brandywine Realty Trust	13,690	204
CommonWealth REIT	3,780	85

		289

Oil & Gas Equipment & Services (1.5%)
Newpark Resources*	17,500	184
TGC Industries	6,595	58

		242

Oil & Gas Storage & Transportation (0.7%)
Ship Finance International	7,100	117

Paper & Paper Products (3.0%)
Buckeye Technologies	3,430	129
Neenah Paper	5,210	150
PH Glatfelter	6,200	149
Schweitzer-Mauduit International	1,600	64

		492

	Shares	Value (000)

Paper Packaging (1.2%)
Boise	14,730	$118
Rock-Tenn, Cl A	800	80

		198

Personal Products (1.8%)
Nutraceutical International	5,400	100
USANA Health Sciences*	3,530	199

		299

Petroleum & Fuel Products (4.0%)
Parker Drilling*	26,480	109
REX American Resources*	1,410	26
Stone Energy*	900	18
Tesoro	5,070	271
W&T Offshore	3,400	39
Western Refining	6,500	201

		664

Pharmaceuticals (1.5%)
Endo Health Solutions*	2,290	84
Hi-Tech Pharmacal	65	2
Questcor Pharmaceuticals	4,300	132
Sciclone Pharmaceuticals*	7,700	37

		255

Printing & Publishing (2.7%)
AH Belo, Cl A	1,200	13
American Greetings, Cl A	1,800	33
CSS Industries	5,260	151
Journal Communications, Cl A*	15,000	102
Lexmark International, Cl A	230	7
Scholastic	5,320	146

		452

Reinsurance (2.8%)
Endurance Specialty Holdings	1,330	65
Montpelier Re Holdings	6,000	155
Platinum Underwriters Holdings	2,490	141
Validus Holdings	2,900	112

		473

Residential REIT’s (0.0%)
Silver Bay Realty Trust	47	1

Retail (2.3%)
Bob Evans Farms	4,190	182
CEC Entertainment	2,830	94
Dillard’s, Cl A	110	9
Ingles Markets, Cl A	4,500	96

		381

Retail REIT’s (1.0%)
Agree Realty	800	24
CBL & Associates Properties	5,600	135

		159

Semi-Conductors/Instruments (4.0%)
Benchmark Electronics*	8,100	145

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2013	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)

Semi-Conductors/Instruments (continued)
Entegris*	5,100	$48
GT Advanced Technologies*	11,010	43
Integrated Silicon Solution*	9,100	84
Itron*	1,700	67
MTS Systems	2,200	134
Multi-Fineline Electronix*	3,300	50
Photronics*	12,370	98

		669

Specialized REIT’s (2.3%)
Ashford Hospitality Trust	8,300	107
Hospitality Properties Trust	2,090	61
Sunstone Hotel Investors*	17,900	222

		390

Steel & Steel Works (0.8%)
Commercial Metals	1,900	28
Olympic Steel	310	6
Worthington Industries	3,200	103

		137

Technology Distributors (1.0%)
Ingram Micro, Cl A*	2,210	39
SYNNEX*	2,300	80
Tech Data*	1,170	55

		174

Telephones & Telecommunications (1.7%)
Black Box	3,520	76
Comtech Telecommunications	4,640	114
Tessco Technologies	4,340	89

		279

Trucking (0.1%)
AMERCO	85	14

Wireless Telecommunication Services (0.6%)
USA Mobility	7,850	107

Total Common Stock
(Cost $15,943)		16,570

	Face Amount (000)	Value (000)

Repurchase Agreement (0.2%)
Morgan Stanley 0.030%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $24,438 (collateralized by a U.S. Treasury Note, par value $24,863, 0.625%, 05/31/2017; with total market value $24,927)	$24	$24

Total Repurchase Agreement (Cost $24)		24

Total Investments — 99.9%
(Cost $15,967)		$16,594

Percentages are based on Net Assets of $16,618 (000).

*	Non-income producing security.

Cl	Class

REIT	Real Estate Investment Trust

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,570	$—	$—	$16,570
Repurchase Agreement	—	24	—	24
Total Investments in Securities	$16,570	$24	$—	$16,594

For the period ended April 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended April 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2013	(Unaudited)

	LSV Small Cap Value Fund
Assets:
Investments at Value (Cost $15,967)	$16,594
Deferred Offering Costs	16
Receivable for Investment Securities Sold	15
Dividends and Interest Receivable	10
Prepaid Expenses	1
Total Assets	16,636
Liabilities:
Payable for Investment Securities Purchased	10
Payable due to Investment Adviser	2
Payable due to Administrator	1
Payable due to Trustees	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	5
Total Liabilities	18
Net Assets	$16,618

Net Assets Consist of:
Paid-in Capital	$15,951
Undistributed Net Investment Income	43
Accumulated Realized Loss on Investments	(3)
Net Unrealized Appreciation on Investments	627
Net Assets	$16,618

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,595,147	(1)
Net Asset Value, Offering and Redemption Price Per Share	$10.42

(1)	Shares have not been rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the period ended April 30, 2013	(Unaudited)

LSV Small Cap Value Fund(1)
Investment Income:
Dividend Income	$66
Interest Income	—
Total Investment Income	66
Expenses:
Investment Advisory Fees	19
Administration Fees	2
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Deferred Offering Costs (see Note 2)	9
Transfer Agent Fees	4
Custodian Fees	1
Professional Fees	1
Printing Fees	—
Registration and Filing Fees	—
Insurance and Other Fees	1
Total Expenses	37
Less: Waiver of Investment Advisory Fees	(14)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	23
Net Investment Income	43
Net Realized Loss on Investments	(3)
Net Change in Unrealized Appreciation (Depreciation) on Investments	627
Net Realized and Unrealized Gain on Investments	624
Net Increase in Net Assets Resulting from Operations	$667

(1)	Commenced operations February 28, 2013.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the period ended April 30, 2013 (Unaudited)

	LSV Small Cap Value Fund(1)
	2013
Operations:
Net Investment Income	$43
Net Realized Loss on Investments	(3)
Net Change in Unrealized Appreciation (Depreciation) on Investments	627
Net Increase in Net Assets Resulting from Operations	667
Capital Share Transactions:
Issued	15,951	(2)
Redeemed	—
Net Increase in Net Assets Derived from Capital Share Transactions	15,951
Total Increase in Net Assets	16,618
Net Assets:
Beginning of Period	—
End of Period (including undistributed net investment income of $43)	$16,618

Shares Transactions:
Issued	1,595	(2)
Redeemed	—
Net Increase in Shares Outstanding from Share Transactions	1,595

(1)	Commenced operations February 28, 2013.

(2)	Includes isuances as a result of an in-kind transfer of securities (See Note 9).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a share outstanding throughout the period ended April 30, 2013 (Unaudited)

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Small Cap Value Fund
2013*	$10.00	$0.03	$0.39	$0.42	$—	$—	$—	$10.42	4.20%	$16,618	0.85%	1.37%	1.58%	4%

*	Commencement of operations for the LSV Small Cap Value Fund was February 28, 2013. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2013	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2013, there were no securities valued in accordance with fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair

Notes to Financial Statements April 30, 2013	(Unaudited)

value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period April 30, 2013, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of a fund. As of April 30, 2013, the remaining amount still to be amortized for the Fund was $15,998.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

Notes to Financial Statements April 30, 2013	(Unaudited)

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2013, the Fund earned $0 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed through February 28, 2014 to waive its fee in order to limit the Fund’s total operating expenses to a maximum of 0.85% of the Fund’s average daily net assets.

The fee waiver may be renewed for subsequent periods thereafter.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2013, were as follows (000):

Purchases
Other	$16,549
Sales
Other	$600
7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2013, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$15,967	$1,013	$(386)	$627

8.	Other:

At April 30, 2013, 87% of total shares outstanding were held by two record shareholders. The shareholders were comprised of an omnibus account that was held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Notes to Financial Statements April 30, 2013	(Unaudited)

9.	In-Kind Transfer of Securities:

During the period ended April 30, 2013, the Fund issued shares of beneficial interest in exchange for securities.

As a result of this contribution, the following shares were issued for assets valued at the following:

Date of Transfer	Shares Issued(1)	Value of Investment Securities (000)
2/28/2013	1,595,116	$15,951

(1)	Shares have not been rounded.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 02/28/2013	Ending Account Value 04/30/13	Annualized Expense Ratios	Expenses Paid During Period*
LSV Small Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,042.00	0.85%	$1.45

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,006.94	0.85%	$1.43

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period from inception to date, 02/28/2013 – 04/30/2013).

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at its February 12-13, 2013 meeting, the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) considered the approval of the Advisory Agreement between the Adviser and the Trust on behalf of the Fund for an initial two-year term.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its history, assets under management, personnel, ownership structure and approach to risk management and best execution. The Adviser’s representative also discussed the rationale for introducing the Fund as well as the Fund’s proposed objective and strategy. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser’s oral presentation and any other information that the Board received at the meeting and at prior meetings, and deliberated on the approval of the Advisory Agreement in light of this information.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser’s portfolio management personnel. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable to the Adviser was reasonable, the Trustees reviewed a report of the proposed fee to be paid by the Fund to the Adviser. The Trustees also reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s expected total fees and expenses, after waivers, were reasonable. The Board concluded that the advisory fee was reasonable in light of the services to be rendered. The Board also considered the Adviser’s commitment to managing the Fund and the Adviser’s willingness to enter into expense limitation and fee waiver arrangements with the Fund. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the Advisory Agreement. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Small Cap Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-SA-006-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 8, 2013